Schedule of Investments February 28, 2021 (unaudited)

Tortoise MLP & Energy Infrastructure Fund

	Principal Amount/Shares	Fair Value
Common Stock—47.5% (1)
Britain Renewables and Power Infrastructure—1.8% (1)
Atlantica Yield plc	8,455	$305,648

Canadian Crude Oil Pipelines—4.4% (1)
Enbridge Inc.	22,080	746,525

Canadian Natural Gas Pipelines—3.8% (1)
TC Energy Corporation	15,736	659,810

United States Crude Oil Pipelines—3.6% (1)
Plains GP Holdings L.P.	71,403	615,494

United States Renewables and Power Infrastructure—6.8% (1)
Clearway Energy, Inc.	12,120	332,815
NextEra Energy Partners LP	11,389	827,297

		1,160,112

United States Gathering and Processing—3.9% (1)
Equitrans Midstream Corporation	55,329	400,029
Targa Resources Corp.	8,440	261,049

		661,078

United States Natural Gas/Natural Gas Liquids Pipelines—23.2% (1)
Cheniere Energy, Inc. (2)	11,996	808,410
Kinder Morgan, Inc.	31,359	460,977
New Fortress Energy, Inc.	15,102	713,721
ONEOK, Inc.	21,481	951,394
The Williams Companies, Inc.	44,774	1,022,638

		3,957,140

Total Common Stock
(Cost $4,260,500)		8,105,807

Corporate Bonds—27.0%(1)
Canadian Natural Gas Pipelines—2.0%(1)
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (3)	$350,000	346,743

Marshall Island Marine Transportation—2.0%(1)
Teekay Corporation
9.250%, 11/15/2022 (3)	175,000	175,438
Teekay Offshore Partners LP / Teekay Offshore Finance Corp.
8.500%, 07/15/2023 (3)	175,000	159,250

		334,688

United States Gathering and Processing—12.2%(1)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/2027 (3)	220,000	221,237
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.625%, 12/15/2025 (3)	200,000	215,417
6.625%, 07/15/2026 (3)	225,000	227,813
EnLink Midstream, LLC
5.375%, 06/01/2029	200,000	198,375
EnLink Midstream Partners, LP
4.850%, 07/15/2026	350,000	349,562
Hess Midstream Operations LP
5.625%, 02/15/2026 (3)	375,000	389,158
5.125%, 06/15/2028 (3)	175,000	180,688
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.500%, 07/15/2027	262,000	282,347

		2,064,597

United States Natural Gas Pipelines—6.5%(1)
NGPL Pipeco LLC
7.768%, 12/15/2037 (3)	425,000	568,083
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000%, 03/01/2027 (3)	200,000	202,262
5.500%, 01/15/2028 (3)	350,000	344,892

		1,115,237

United States Other—2.4%(1)
New Fortress Energy, Inc.
6.750%, 09/15/2025 (3)	400,000	415,680

United States Oil Field Services—1.9%(1)
Archrock Partners LP / Archrock Partners Finance Corp.
6.875%, 04/01/2027 (3)	300,000	317,316

Total Corporate Bonds
(Cost $4,431,735)		4,594,261

Master Limited Partnerships—24.1% (1)
United States Natural Gas Pipelines—13.1% (1)
DCP Midstream, LP	31,255	683,234
Energy Transfer LP	97,352	743,769
Enterprise Products Partners, L.P.	38,192	814,254

		2,241,257

United States Refined Product Pipelines—11.0% (1)
Magellan Midstream Partners, L.P.	15,943	664,345
MPLX LP	36,256	863,255
Phillips 66 Partners LP	12,745	340,037

		1,867,637

Total Master Limited Partnerships
(Cost $1,939,370)		4,108,894

Convertible Preferred Stock—0.9% (1)
United States Renewables and Power Infrastructure—0.9% (1)
CenterPoint Energy, Inc.
7.000%, 09/01/2021
(Cost $169,129)	4,280	156,520

Short-Term Investment—0.0% (1)
United States Investment Company—0.0% (1)
First American Government Obligations Fund, Class X, 0.03% (4)
(Cost $902)	902	902

Total Investments—99.5% (1)
(Cost $10,801,636)		16,966,384
Other Assets in Excess of Liabilities, Net—0.5%(1)		88,790

Total Net Assets—100.0%(1)		$17,055,174

(1)	Calculated as a percentage of net assets.

(2)	Non-income producing security.

(3)

Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of February 28, 2021, the value of this investment was $3,763,977 or 22.1% of total net assets.

(4)	Rate indicated is the current yield as of February 28, 2021.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Common Stock	$8,105,807	$—	$—	$8,105,807
Convertible Preferred Stock	156,520			156,520
Corporate Bonds	—	4,594,261	—	4,594,261
Master Limited Partnerships	4,108,894	—	—	4,108,894
Short-Term Investment	902	—	—	902

Total Investments	$12,372,123	$4,594,261	$—	$16,966,384

Refer to the Fund’s Schedule of Investments for additional industry information.